UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cheryl Cravens
Title:  Deputy Compliance Officer Public Securities
Phone:  312-425-0391

Signature,  Place,  and  Date  of  Signing:

/s/ Cheryl Cravens                 Chicago, IL                        11/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:             116

Form 13F Information Table Value Total:  $    2,473,162
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-598               The Penn Mutual Life Insurance Company
----  --------------------  ----------------------------------------------------
4     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
5     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
AMB Property Corporation              COM            00163T109     2349    88750 SH       OTHER      1,2,4,5    88750      0       0
AMB Property Corporation              COM            00163T109     2455    92750 SH       OTHER      1,3,4,5    92750      0       0
AMB Property Corporation              COM            00163T109    96790  3656580 SH       DEFINED    1,4,5    2293969      0 1362611
American Campus Communities, Inc.     COM            024835100     1369    44975 SH       OTHER      1,2,4,5    44975      0       0
American Campus Communities, Inc.     COM            024835100     1419    46600 SH       OTHER      1,3,4,5    46600      0       0
American Campus Communities, Inc.     COM            024835100    50526  1659856 SH       DEFINED    1,4,5    1013706      0  646150
Apartment Investment & Management     COM            03748R101    55594  2600286 SH       DEFINED    1,4,5    1599261      0 1001025
Company
Apartment Investment & Management     COM            03748R101     1428    66800 SH       OTHER      1,2,4,5    66800      0       0
Company
Apartment Investment & Management     COM            03748R101     1563    73100 SH       OTHER      1,3,4,5    73100      0       0
Company
Avalonbay Communities, Inc.           COM            053484101   121341  1167524 SH       DEFINED    1,4,5     727155      0  440369
Avalonbay Communities, Inc.           COM            053484101     2862    27537 SH       OTHER      1,2,4,5    27537      0       0
Avalonbay Communities, Inc.           COM            053484101     3110    29926 SH       OTHER      1,3,4,5    29926      0       0
Biomed Realty Trust Inc               COM            09063H107    33996  1897093 SH       DEFINED    1,4,5    1172968      0  724125
Biomed Realty Trust Inc               COM            09063H107      939    52375 SH       OTHER      1,2,4,5    52375      0       0
Biomed Realty Trust Inc               COM            09063H107      973    54300 SH       OTHER      1,3,4,5    54300      0       0
Boston Properties, Inc.               COM            101121101   139667  1680308 SH       DEFINED    1,4,5    1042679      0  637629
Boston Properties, Inc.               COM            101121101     3662    44060 SH       OTHER      1,2,4,5    44060      0       0
Boston Properties, Inc.               COM            101121101     3871    46575 SH       OTHER      1,3,4,5    46575      0       0
Developers Diversified Realty Corp.   COM            251591103    51893  4625071 SH       DEFINED    1,4,5    2781171      0 1843900
Developers Diversified Realty Corp.   COM            251591103     1253   111675 SH       OTHER      1,2,4,5   111675      0       0
Developers Diversified Realty Corp.   COM            251591103     1330   118575 SH       OTHER      1,3,4,5   118575      0       0
Digital Realty Trust Inc.             COM            253868103    88434  1433292 SH       DEFINED    1,4,5     895163      0  538129
Digital Realty Trust Inc.             COM            253868103     2298    37252 SH       OTHER      1,2,4,5    37252      0       0
Digital Realty Trust Inc.             COM            253868103     2474    40100 SH       OTHER      1,3,4,5    40100      0       0
Duke Realty Corporation               COM            264411505    54379  4691864 SH       DEFINED    1,4,5    2902869      0 1788995
Duke Realty Corporation               COM            264411505     1308   112825 SH       OTHER      1,2,4,5   112825      0       0
Duke Realty Corporation               COM            264411505     1395   120325 SH       OTHER      1,3,4,5   120325      0       0
Essex Property Trust Inc.             COM            297178105    74297   678885 SH       DEFINED    1,4,5     421457      0  257428
Essex Property Trust Inc.             COM            297178105     2219    20275 SH       OTHER      1,2,4,5    20275      0       0
Essex Property Trust Inc.             COM            297178105     2345    21425 SH       OTHER      1,3,4,5    21425      0       0
Extra Space Storage Inc               COM            30225T102    49183  3066254 SH       DEFINED    1,4,5    1904729      0 1161525
Extra Space Storage Inc               COM            30225T102     1310    81640 SH       OTHER      1,2,4,5    81640      0       0
Extra Space Storage Inc               COM            30225T102     1411    87950 SH       OTHER      1,3,4,5    87950      0       0
Federal Realty Investment Trust       COM            313747206    60544   741421 SH       DEFINED    1,4,5     459807      0  281614
Federal Realty Investment Trust       COM            313747206     1460    17878 SH       OTHER      1,2,4,5    17878      0       0
Federal Realty Investment Trust       COM            313747206     1513    18525 SH       OTHER      1,3,4,5    18525      0       0
General Growth Properties, Inc.       COM            370021107     4683   300186 SH       DEFINED    1,4,5     269211      0   30975
General Growth Properties, Inc.       COM            370021107      756    48450 SH       OTHER      1,2,4,5    48450      0       0
General Growth Properties, Inc.       COM            370021107      831    53300 SH       OTHER      1,3,4,5    53300      0       0
HCP Inc.                              COM            40414L109    69172  1922500 SH       DEFINED    1,4,5    1171983      0  750517
HCP Inc.                              COM            40414L109     1658    46075 SH       OTHER      1,2,4,5    46075      0       0
HCP Inc.                              COM            40414L109     1751    48678 SH       OTHER      1,3,4,5    48678      0       0
Health Care REIT Inc.                 COM            42217K106   101053  2134631 SH       DEFINED    1,4,5    1333705      0  800926
Health Care REIT Inc.                 COM            42217K106     2384    50367 SH       OTHER      1,2,4,5    50367      0       0
Health Care REIT Inc.                 COM            42217K106     2553    53925 SH       OTHER      1,3,4,5    53925      0       0
Host Hotels & Resorts, Inc.           COM            44107P104    88296  6097800 SH       DEFINED    1,4,5    3928861      0 2168939
Host Hotels & Resorts, Inc.           COM            44107P104     2475   170914 SH       OTHER      1,2,4,5   170914      0       0
Host Hotels & Resorts, Inc.           COM            44107P104     2648   182870 SH       OTHER      1,3,4,5   182870      0       0
Hudson Pacific Properties, Inc.       COM            444097109     3797   231948 SH       DEFINED    1,4,5     111323      0  120625
Hudson Pacific Properties, Inc.       COM            444097109      152     9300 SH       OTHER      1,3,4,5     9300      0       0
Hudson Pacific Properties, Inc.       COM            444097109      152     9300 SH       OTHER      1,2,4,5     9300      0       0
Kilroy Realty Corporation             COM            49427F108      434    13100 SH       OTHER      1,2,4,5    13100      0       0
Kilroy Realty Corporation             COM            49427F108      394    11900 SH       OTHER      1,3,4,5    11900      0       0
Kilroy Realty Corporation             COM            49427F108    14538   438689 SH       DEFINED    1,4,5     268264      0  170425
Kimco Realty Corporation              COM            49446R109    35567  2259665 SH       DEFINED    1,4,5    1439415      0  820250
Kimco Realty Corporation              COM            49446R109     1211    76925 SH       OTHER      1,2,4,5    76925      0       0
Kimco Realty Corporation              COM            49446R109     1295    82275 SH       OTHER      1,3,4,5    82275      0       0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Macerich Company                      COM            554382101    23111   538092 SH       DEFINED    1,4,5     213529      0  324563
Mack-Cali Realty Corporation          COM            554489104    37142  1135497 SH       DEFINED    1,4,5     698660      0  436837
Mack-Cali Realty Corporation          COM            554489104      869    26581 SH       OTHER      1,2,4,5    26581      0       0
Mack-Cali Realty Corporation          COM            554489104      979    29925 SH       OTHER      1,3,4,5    29925      0       0
Medical Properties Trust Inc.         COM            58463J304     2248   221700 SH       DEFINED    1,4,5          0      0  221700
Nationwide Health Properties, Inc.    COM            638620104    95042  2457775 SH       DEFINED    1,4,5    1481774      0  976001
Nationwide Health Properties, Inc.    COM            638620104     1713    44300 SH       OTHER      1,2,4,5    44300      0       0
Nationwide Health Properties, Inc.    COM            638620104     1819    47050 SH       OTHER      1,3,4,5    47050      0       0
Pebblebrook Hotel Trust               COM            70509V100    13684   759778 SH       DEFINED    1,4,5     510028      0  249750
Pebblebrook Hotel Trust               COM            70509V100      357    19825 SH       OTHER      1,2,4,5    19825      0       0
Pebblebrook Hotel Trust               COM            70509V100      373    20700 SH       OTHER      1,3,4,5    20700      0       0
Plum Creek Timber Company Inc.        COM            729251108    19489   552084 SH       DEFINED    1,4,5      57034      0  495050
Public Storage, Inc.                  COM            74460D109   111918  1153323 SH       DEFINED    1,4,5     725641      0  427682
Public Storage, Inc.                  COM            74460D109     2901    29898 SH       OTHER      1,2,4,5    29898      0       0
Public Storage, Inc.                  COM            74460D109     3104    31990 SH       OTHER      1,3,4,5    31990      0       0
Rayonier Inc                          COM            754907103    17381   346789 SH       DEFINED    1,4,5      35788      0  311001
Regency Centers Corporation           COM            758849103      312     7900 SH       OTHER      1,2,4,5     7900      0       0
Regency Centers Corporation           COM            758849103      320     8100 SH       OTHER      1,3,4,5     8100      0       0
Regency Centers Corporation           COM            758849103    26366   668008 SH       DEFINED    1,4,5     390208      0  277800
Simon Property Group, Inc.            COM            828806109   255944  2759803 SH       DEFINED    1,4,5    1784264      0  975539
Simon Property Group, Inc.            COM            828806109     7675    82762 SH       OTHER      1,2,4,5    82762      0       0
Simon Property Group, Inc.            COM            828806109     8248    88932 SH       OTHER      1,3,4,5    88932      0       0
SL Green Realty Corp                  COM            78440X101    31808   502257 SH       DEFINED    1,4,5     304884      0  197373
SL Green Realty Corp                  COM            78440X101      551     8700 SH       OTHER      1,2,4,5     8700      0       0
SL Green Realty Corp                  COM            78440X101      602     9500 SH       OTHER      1,3,4,5     9500      0       0
Sunstone Hotel Investors Inc.         COM            867892101    28560  3148830 SH       DEFINED    1,4,5    2036042      0 1112788
Sunstone Hotel Investors Inc.         COM            867892101      795    87675 SH       OTHER      1,2,4,5    87675      0       0
Sunstone Hotel Investors Inc.         COM            867892101      813    89650 SH       OTHER      1,3,4,5    89650      0       0
Taubman Centers, Inc.                 COM            876664103    68598  1537728 SH       DEFINED    1,4,5     945120      0  592608
Taubman Centers, Inc.                 COM            876664103     1431    32075 SH       OTHER      1,2,4,5    32075      0       0
Taubman Centers, Inc.                 COM            876664103     1478    33125 SH       OTHER      1,3,4,5    33125      0       0
UDR, Inc.                             COM            902653104    24152  1143569 SH       DEFINED    1,4,5     665594      0  477975
UDR, Inc.                             COM            902653104      696    32975 SH       OTHER      1,2,4,5    32975      0       0
UDR, Inc.                             COM            902653104      745    35275 SH       OTHER      1,3,4,5    35275      0       0
Ventas Inc.                           COM            92276F100    54137  1049780 SH       DEFINED    1,4,5     650933      0  398847
Ventas Inc.                           COM            92276F100     1512    29317 SH       OTHER      1,2,4,5    29317      0       0
Ventas Inc.                           COM            92276F100     1630    31603 SH       OTHER      1,3,4,5    31603      0       0
Forest City Enterprises, Inc.         COM CL A       345550107      367    28600 SH       OTHER      1,2,4,5    28600      0       0
Forest City Enterprises, Inc.         COM CL A       345550107      428    33325 SH       OTHER      1,3,4,5    33325      0       0
Forest City Enterprises, Inc.         COM CL A       345550107     2410   187810 SH       DEFINED    1,4,5     168385      0   19425
Entertainment Properties Trust        COM SH BEN INT 29380T105    40886   946871 SH       DEFINED    1,4,5     537046      0  409825
Equity Residential Properties Trust   COM SH BEN INT 29476L107     1919    40332 SH       OTHER      1,2,4,5    40332      0       0
Equity Residential Properties Trust   COM SH BEN INT 29476L107     2049    43075 SH       OTHER      1,3,4,5    43075      0       0
Equity Residential Properties Trust   COM SH BEN INT 29476L107    80577  1693865 SH       DEFINED    1,4,5    1018640      0  675225
LaSalle Hotel Properties              COM SH BEN INT 517942108    27042  1156133 SH       DEFINED    1,4,5     745283      0  410850
LaSalle Hotel Properties              COM SH BEN INT 517942108      699    29900 SH       OTHER      1,2,4,5    29900      0       0
LaSalle Hotel Properties              COM SH BEN INT 517942108      765    32700 SH       OTHER      1,3,4,5    32700      0       0
Senior Housing Properties Trust       COM SHS        81721M109    13984   595063 SH       DEFINED    1,4,5     483124      0  111939
Senior Housing Properties Trust       COM SHS        81721M109      609    25900 SH       OTHER      1,2,4,5    25900      0       0
Senior Housing Properties Trust       COM SHS        81721M109      647    27550 SH       OTHER      1,3,4,5    27550      0       0
Liberty Property Trust                SH BEN INT     531172104    44376  1391097 SH       DEFINED    1,4,5     849397      0  541700
Liberty Property Trust                SH BEN INT     531172104     1091    34200 SH       OTHER      1,2,4,5    34200      0       0
Liberty Property Trust                SH BEN INT     531172104     1171    36700 SH       OTHER      1,3,4,5    36700      0       0
Pennsylvania Real Estate Investment   SH BEN INT     709102107    13177  1111075 SH       DEFINED    1,4,5     662853      0  448222
Trust
Pennsylvania Real Estate Investment   SH BEN INT     709102107      431    36350 SH       OTHER      1,2,4,5    36350      0       0
Trust
Pennsylvania Real Estate Investment   SH BEN INT     709102107      431    36300 SH       OTHER      1,3,4,5    36300      0       0
Trust
Vornado Realty Trust                  SH BEN INT     929042109   125755  1470302 SH       DEFINED    1,4,5     888933      0  581369

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Vornado Realty Trust                  SH BEN INT     929042109     3383    39551 SH       OTHER      1,2,4,5    39551      0       0
Vornado Realty Trust                  SH BEN INT     929042109     3702    43288 SH       OTHER      1,3,4,5    43288      0       0